Provision for Silicosis Settlement - Reconciliation of the Total Provision for the Silicosis Settlement (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of changes in other provisions
Balance at beginning of year	R 925	R 917
Balance at end of year	942	925
Provision raised for settlement
Reconciliation of changes in other provisions
Change in estimate	(62)	(68)
Time value of money and inflation component	R 79	R 76